Taxes - Summary of Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income tax expense/(benefit)	$ 653	$ 2,912	$ 957
Tax expense	1,551	2,599	1,254
Petroleum Resource Rent Tax [member]
Major components of tax expense (income) [abstract]
Current tax expense	367	501	0
Deferred tax (benefit)/expense	531	(814)	297
Income tax expense/(benefit)	898	(313)	297
Income Tax [member]
Major components of tax expense (income) [abstract]
Current tax expense	1,872	2,256	658
Deferred tax (benefit)/expense	(1,255)	701	301
Current tax benefit	14	(276)	(20)
Deferred tax expense/(benefit)	22	231	18
Income tax expense/(benefit)	$ 653	$ 2,912	$ 957